Subsequent Events	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
Subsequent Events

18. Subsequent Events

The Company evaluated all events and transactions that occurred after June 30, 2024 up through the date the Company issued the unaudited condensed consolidated financial statements. There was no subsequent event occurred that would require recognition or disclosure in the Company’s unaudited condensed consolidated financial statements.